Employee Benefit Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Employee Benefit Liabilities [Abstract]
Schedule of defined contribution plans
	Year ended December 31,
	2019	2018	2017

Expenses in respect of defined contribution plans	$50	$65	$52